January 28, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 310 to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 310 is to: (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 254 filed on November 14, 2013; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s WisdomTree Bloomberg Floating Rate Treasury Fund.

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire